[GRAPHIC OMITTED]  [UBS GLOBAL ASSET MANAGEMENT LOGO]



UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND


PROSPECTUS



AUGUST 30, 2002














This prospectus offers two classes of shares for both money market funds. Institutional shares are offered primarily to institutional investors, and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

             -------------------------------------------------------
             | NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.|
             -------------------------------------------------------

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

CONTENTS


THE FUNDS
What every investor should know about the funds
UBS LIR Money Market Fund
     Investment Objective, Strategies and Risks ......... Page 3
     Performance ........................................ Page 4
     Expenses and Fee Tables ............................ Page 5
UBS LIR Treasury Securities Fund
     Investment Objective, Strategies and Risks ......... Page 6
     Performance ........................................ Page 7
     Expenses and Fee Tables ............................ Page 8
More About Risks and Investment Strategies .............. Page 9

YOUR INVESTMENT
Information for managing your fund account
     Managing Your Fund Account ......................... Page 10
     -Buying Shares
     -Selling Shares
     -Exchanging Shares
     -Additional Information About Your Account
     -Pricing and Valuation

ADDITIONAL INFORMATION
Additional important information about the funds
     Management ......................................... Page 15
     Dividends and Taxes ................................ Page 16
     Financial Highlights ............................... Page 17
     Where to learn more about the funds ................ Back Cover


          -------------------------------------------------------------
          |THE FUNDS ARE NOT COMPLETE OR BALANCED INVESTMENT PROGRAMS.|
          -------------------------------------------------------------

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


UBS PaineWebber Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.


o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.


o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES



[GRAPHIC OMITTED]

                                  TOTAL RETURN

3.54%   2.98%   4.02%   5.76%   5.32%   5.47%   5.43%   5.07%   6.35%   4.11%

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

                                 CALENDAR YEAR



Total return January 1 to June 30, 2002 -- 0.89%
Best quarter during years shown: 3rd quarter, 2000 -- 1.64%
Worst quarter during years shown: 4th quarter, 2001 -- 0.61%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001



                                              FINANCIAL
                           INSTITUTIONAL     INTERMEDIARY
                               SHARES           SHARES
(INCEPTION DATE)              (6/3/91)        (1/14/98)*
----------------              --------        ----------
One Year ..............         4.11%            3.85%
Five Years ............         5.28%             N/A
Ten Years .............         4.80%             N/A
Life of Class .........         4.84%            4.97%



----------
* Average annual total returns for Financial Intermediary shares are for the period January 14, 1998 through December 31, 2001. Such shares had previously been outstanding only for short periods of time.



--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------


EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) .................... None
Maximum Deferred Sales Charge (Load)
 (as a % of offering price) .................... None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                                      FINANCIAL
                                                          INSTITUTIONAL             INTERMEDIARY
                                                             SHARES                    SHARES
                                                     -----------------------   -----------------------
Management Fees. .................................                    0.25%                     0.25%
Distribution and/or Service (12b-1) Fees .........                    0.00%                     0.00%
Other Expenses ...................................
    Shareholder Servicing Fee ....................   0.00%                     0.25%
    Miscellaneous Expenses* ......................   0.05%                     0.04%
                                                     ----                      ----
                                                                      0.05%                     0.29%
                                                                      ----                      ----
Total Annual Fund Operating Expenses .............                    0.30%                     0.54%
                                                                      ====                      ====
Expense Reimbursement* ...........................                    0.02%                     0.01%
                                                                      ----                      ----
Net Expenses* ....................................                    0.28%                     0.53%
                                                                      ====                      ====



----------
* The fund and UBS PaineWebber(SM) have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2003 to the extent that each class's expenses otherwise would exceed the "Net Expenses" rate for that class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates. (UBS PaineWebber is a service mark of UBS AG.)


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                               -------- --------- --------- ---------
      Institutional shares ...................    $29      $ 94      $167      $379
      Financial Intermediary shares ..........     54       172       301       676











--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market investments.

PRINCIPAL INVESTMENT STRATEGIES


The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the U.S. Treasury. U.S. Treasury securities, including U.S. Treasury money market instruments, are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.


UBS PaineWebber Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.


o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The bar chart shows Institutional shares because they were the only class outstanding for all the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON INSTITUTIONAL SHARES



[GRAPHIC OMITTED]

                                  TOTAL RETURN

3.34%   2.72%   3.93%   5.47%   4.97%   5.16%   4.94%   4.47%   5.65%   3.66%

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

                                 CALENDAR YEAR



Total return January 1 to June 30, 2002 -- 0.79%
Best quarter during years shown: 4th quarter, 2000 -- 1.48%
Worst quarter during years shown: 4th quarter, 2001 -- 0.54%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001



                      INSTITUTIONAL
                         SHARES*
                        ---------
One Year ...........       3.66%
Five Years .........       4.77%
Ten Years ..........       4.43%



----------
* No Financial Intermediary shares were outstanding prior to December 31, 2001. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


EXPENSES AND FEE TABLES


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) .... None
Maximum Deferred Sales Charge (Load) (as a % of offering price) ................ None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)


                                                                                      FINANCIAL
                                                          INSTITUTIONAL             INTERMEDIARY
                                                             SHARES                    SHARES
                                                      ---------------------     ---------------------
Management Fees ..................................                    0.25%                     0.25%
Distribution and/or Service (12b-1) Fees .........                    0.00%                     0.00%
Other Expenses
   Shareholder Servicing Fee .....................   0.00%                     0.25%
   Miscellaneous Expenses* .......................   0.10%                     0.10%
                                                     ----                      ----
                                                                      0.10%                     0.35%
                                                                      ----                      ----
Total Annual Fund Operating Expenses .............                    0.35%                     0.60%
                                                                      ====                      ====
Expense Reimbursement* ...........................                    0.06%                     0.06%
                                                                      ----                      ----
Net Expenses* ....................................                    0.29%                     0.54%
                                                                      ====                      ====



----------
* The fund and UBS PaineWebber have entered into a written expense reimbursement agreement. UBS PaineWebber is contractually obligated to reimburse fund expenses through August 31, 2003 to the extent that each class's expenses otherwise would exceed the "Net Expenses" rate for that class as shown above. The fund has agreed to repay UBS PaineWebber for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                              --------   ---------   ---------   ---------
   Institutional shares ...................      $30        $106        $190        $437
   Financial Intermediary shares ..........       55         189         329         744



--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISK


Structured Security Risk. UBS LIR Money Market Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.



Each fund may invest to a limited extent in shares of similar money market funds that, for UBS LIR Treasury Securities Fund, have like tax characteristics.


MANAGING YOUR FUND ACCOUNT

BUYING SHARES
-------------


The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

Each fund offers two separate classes of shares--Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of the funds' shares, may, in its discretion, make Institutional shares available to individuals or other entities.


o You may purchase Financial Intermediary shares only if you are a financial intermediary (e.g. a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.



Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.



You may buy fund shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.


You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares through someone else). You can get a copy of the application from UBS Global AM, a financial intermediary or by calling toll-free 1-888-547 FUND.



You buy shares at the net asset value next determined after receipt of your purchase order in good form by

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

the transfer agent, subject to a fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the funds' bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the funds' custodian, the funds' transfer agent and UBS Global AM are all open for business.

Orders to buy shares of Money Market Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

Orders to buy shares of Treasury Securities Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).


Both funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") (formerly known as the Public Securities Association) recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.


The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:


To:   PNC Bank
      Philadelphia, PA
      ABA #0310-0005-3
BNF:  Mutual Fund Services A/C 8614973575

RE:   Purchase shares of UBS LIR             Fund (insert Money
      Market or Treasury Securities)

FFC:  (Name of Account and Account Number)


A financial intermediary or your bank may impose a service charge for wire transfers.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS:


Money Market Fund:
   To open an account ...........   $1,000,000
   To add to an account .........         None

Treasury Securities Fund:
   To open an account ...........   $  250,000
   To add to an account .........         None


UBS Global AM may waive these minimums. A fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.

Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or UBS Global AM.

ELECTRONIC TRADE ENTRY


The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547 FUND.

SELLING SHARES
--------------

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-547 FUND and speaking with a representative.


Orders to sell shares of Money Market Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).

Orders to sell shares of Treasury Securities Fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

You may sell Financial Intermediary shares only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.


If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES
-----------------


You may exchange Institutional shares of either fund for Institutional shares of the other fund, UBS LIR Government Securities Fund or UBS Select Money Market Fund. You also may exchange Institutional shares of either fund for Select shares of UBS LIR Government Securities Fund. In addition, you may exchange Financial Intermediary shares of either fund for Financial Intermediary shares of the other fund or UBS Select Money Market Fund. UBS LIR Government Securities Fund has a $1,000,000 minimum for initial purchases of its Institutional shares and a $10,000,000 minimum for initial purchases of its Select shares and no minimum for subsequent purchases. UBS Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases. These minimums apply to initial and subsequent purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.


You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers. You can also place an exchange order by calling the transfer agent at 1-888-547 FUND and speaking with a representative.


Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.

A fund may modify or terminate the exchange privilege at any time.


ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT
-----------------------------------------


You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

Financial Intermediary Shares. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

Institutional Shares. UBS Global AM (not the fund) also may pay fees to entities that make Institutional shares available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.


PRICING AND VALUATION
---------------------


The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for Money Market Fund is normally determined three times each business day at:

o noon (Eastern time);


o 2:30 p.m. (Eastern time); and


o 4:30 p.m. (Eastern time).

The net asset value per share for Treasury Securities Fund is normally determined twice each business day at:

o noon (Eastern time) and

o 2:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after a fund accepts your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                      UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


MANAGEMENT

INVESTMENT ADVISOR AND SUB-ADVISOR


UBS PaineWebber Inc. is the investment advisor and administrator of the funds. UBS Global Asset Management (US) Inc. ("UBS Global AM") is each fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114. UBS PaineWebber and UBS Global AM are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67 billion.

ADVISORY FEES

The funds paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2002 at the following contractual annual rates based on average daily net assets:



      UBS LIR Money Market Fund ................   0.25%
      UBS LIR Treasury Securities Fund .........   0.25%


OTHER INFORMATION

UBS LIR Money Market Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

DIVIDENDS


Both funds declare dividends daily and pay them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.


Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares of a fund will be lower than dividends on its Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

Some states and localities do not tax dividends that are attributable to interest on U.S. Treasury securities and certain other government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

The funds expect that their dividends will be taxed as ordinary income. Each fund will tell you annually how you should treat its dividends for tax purposes.


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS LIR MONEY MARKET FUND                       UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 2002 for UBS LIR Treasury Securities Fund and were outstanding for only limited periods of time prior to January 14, 1998 for UBS LIR Money Market Fund.

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-888-547 FUND.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS LIR MONEY MARKET FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS



                                                   UBS LIR MONEY MARKET FUND
                           --------------------------------------------------------------------------
                                                      INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------
                                                 FOR THE YEARS ENDED APRIL 30,
                           --------------------------------------------------------------------------
                                2002           2001           2000           1999           1998
                           -------------- -------------- -------------- -------------- --------------
Net asset value,
 beginning of period......   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                             ---------      ---------      ---------      ---------      ---------
Net investment income.....        0.028          0.061          0.053          0.051          0.054
                             ----------     ----------     ----------     ----------     ----------
Dividends from net
 investment income .......       (0.028)        (0.061)        (0.053)        (0.051)        (0.054)
                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of
 period ..................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                             ==========     ==========     ==========     ==========     ==========
Total investment
 return (1) ..............         2.87%          6.25%          5.40%          5.22%          5.52%
                             ==========     ==========     ==========     ==========     ==========
Ratios/Supplemental
 Data:
 Net assets, end of
 period (000's) ..........   $2,327,952     $2,513,344     $1,836,114     $2,036,379     $1,591,789
Expenses to average net
 assets, net of fee
 waivers/reimbursements
 from advisor ............         0.28%          0.28%          0.28%          0.26%          0.29%
Expenses to average net
 assets, before fee
 waivers/reimbursements
 from advisor ............         0.30%          0.31%          0.30%          0.31%          0.34%
Net investment income
 to average net assets,
 net of fee
 waivers/reimbursements
 from advisor ............         2.81%          6.04%          5.26%          5.07%          5.38%
Net investment income
 to average net assets,
 before fee
 waivers/reimbursements
 from advisor ............         2.79%          6.01%          5.24%          5.02%          5.33%



                                              UBS LIR MONEY MARKET FUND
                           ---------------------------------------------------------------
                                           FINANCIAL INTERMEDIARY SHARES**
                           ---------------------------------------------------------------
                                                                            FOR THE PERIOD
                                                                             JANUARY 14,
                                    FOR THE YEARS ENDED APRIL 30,              1998+ TO
                           -----------------------------------------------     APRIL 30,
                               2002        2001        2000        1999          1998
                           ----------- ----------- ----------- -----------  ---------------
Net asset value,
 beginning of year .......  $  1.00     $  1.00     $  1.00     $  1.00        $ 1.00
                            -------     -------     -------     -------        ------
Net investment income.....     0.026       0.058       0.050       0.048        0.015
                            --------    --------    --------    --------       ------
Dividends from net
 investment income .......    (0.026)     (0.058)     (0.050)     (0.048)      (0.015)
                            --------    --------    --------    --------       -------
Net asset value, end of
 year ....................  $  1.00     $  1.00     $  1.00     $  1.00        $ 1.00
                            ========    ========    ========    ========       =======
Total investment
 return 1 ................      2.62%       5.99%       5.14%       4.96%        1.51%
                            ========    ========    ========    ========       =======
Ratios/Supplemental
 Data:
 Net assets, end of
 year (000's) ............  $ 82,985    $ 51,534    $ 64,634    $ 12,002       $16,302
Expenses to average net
 assets net of
 waivers/reimbursements
 from advisor ............      0.53%       0.53%       0.53%       0.51%         0.54%*
Expenses to average net
 assets before
 waivers/reimbursements
 from advisor ............      0.54%       0.56%       0.55%       0.56%         0.59%*
Net investment income
 to average net assets
 net of
 waivers/reimbursements
 from advisor ............      2.46%       5.74%       5.05%       4.82%         5.13%*
Net investment income
 to average net assets
 before
 waivers/reimbursements
 from advisor ............      2.45%       5.71%       5.03%       4.77%         5.07%*



----------
+     Reissuance of shares.

*     Annualized.

** For the period May 1, 1997 to January 13, 1998, there were no Financial Intermediary shares outstanding.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return for a period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS LIR TREASURY SECURITIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                                      UBS LIR TREASURY SECURITIES FUND
                                                 --------------------------------------------------------------------------
                                                                            INSTITUTIONAL SHARES
                                                 --------------------------------------------------------------------------
                                                                       FOR THE YEARS ENDED APRIL 30,
                                                 --------------------------------------------------------------------------
                                                     2002           2001           2000            1999            1998
                                                 ------------   ------------   ------------   --------------   ------------
Net asset value, beginning of year ...........     $  1.00           1.00        $  1.00        $   1.00         $  1.00
                                                   --------       --------       --------       ---------        --------
Net investment income ........................        0.025          0.054          0.049          0.046            0.051
                                                   --------       --------       --------       ---------        --------
Dividends from net investment income .........       (0.025)        (0.054)        (0.047)        (0.046)          (0.051)
Distributions from net realized gains from
 investment transactions .....................            -              -         (0.002)              -               -
                                                   --------       --------       --------       ---------        --------
Total dividends and distributions to
 stockholders ................................       (0.025)        (0.054)        (0.049)        (0.046)          (0.051)
                                                   --------       --------       --------       ---------        --------
Net asset value, end of year .................     $  1.00        $  1.00        $  1.00        $  1.00          $  1.00
                                                   ========       ========       ========       =========        ========
Total investment return (1) ..................        2.56%          5.55%          4.97%          4.68%            5.23%
                                                   ========       ========       ========       =========        ========
Ratios/Supplemental Data: ....................
Net assets, end of year (000's) ..............     $433,274       $167,390       $118,525       $ 179,227        $179,708
Expenses to average net assets, net of
 fee waivers/reimbursements from advisor .....        0.29%          0.29%          0.29%          0.28%            0.30%
Expenses to average net assets, before
 fee waivers/reimbursements from advisor .....        0.35%          0.36%          0.35%          0.33%            0.47%
Net investment income to average net
 assets, net of fee waivers/reimbursements
 from advisor ................................        2.29%          5.36%          4.61%          4.57%            5.09%
Net investment income to average net
 assets, before fee waivers/reimbursements
 from advisor ................................         2.23%         5.29%          4.55%          4.52%            4.92%



----------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

TICKER SYMBOL: Institutional Shares --
                            UBS LIR Money

                            Market Fund:                       LIRXX

                            UBS LIR Treasury
                            Securities Fund:                   LISXX

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-547 FUND.


You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about a fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov




Liquid Institutional Reserves
--UBS LIR Money Market Fund
--UBS LIR Treasury Securities Fund
Investment Company Act File No. 811-06281


(Copyright) 2002 UBS Global Asset Management (US) Inc.
All rights reserved.

S-641

[GRAPHIC OMITTED] [UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS LIR
MONEY MARKET FUND
UBS LIR
TREASURY SECURITIES FUND


PROSPECTUS


August 30, 2002

[GRAPHIC OMITTED]  [UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS
GLOBAL ASSET MANAGEMENT




UBS LIR GOVERNMENT SECURITIES FUND


Prospectus



August 30, 2002















This prospectus offers two classes of money market fund shares--Institutional shares and Select shares--primarily to institutional investors. Institutional shares generally require a $1,000,000 minimum initial purchase to open an account. Select shares have lower expenses and generally are offered only to investors who make an initial purchase of at least $10,000,000.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


            --------------------------------------------------------
            | NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. |
            --------------------------------------------------------

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

CONTENTS


THE FUND

What every investor should know about the fund
     Investment Objective, Strategies and Risks ......... Page 3
     Performance ........................................ Page 4
     Expenses and Fee Tables ............................ Page 5
     More About Risks and Investment Strategies ......... Page 6


YOUR INVESTMENT

Information for managing your fund account
     Managing Your Fund Account ......................... Page 7
     -Buying Shares
     -Selling Shares
     -Exchanging Shares
     -Additional Information About Your Account
     -Pricing and Valuation


ADDITIONAL INFORMATION

Additional important information about the fund
     Management ......................................... Page 11
     Dividends and Taxes ................................ Page 12
     Financial Highlights ............................... Page 13
     Where to learn more about the fund ................. Back Cover



          -------------------------------------------------------------
          | THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.|
          -------------------------------------------------------------



--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments.


PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements. Under investment guidelines adopted by its board, the fund currently invests substantially all its assets directly in U.S. government securities and does not invest in repurchase agreements.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax. The fund will emphasize investments that qualify for this favorable state and local income tax treatment.


UBS PaineWebber Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Select shares.


The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.



TOTAL RETURN ON INSTITUTIONAL SHARES


[GRAPHIC OMITTED]

CALENDAR YEAR       TOTAL RETURN
    1992                3.53%
    1993                2.94%
    1994                3.93%
    1995                5.57%
    1996                5.17%
    1997                5.30%
    1998                5.24%
    1999                4.91%
    2000                6.16%
    2001                3.85%



Total return January 1 to June 30, 2002 -- 0.79%
Best quarters during years shown: 3rd and 4th quarter, 2000 -- 1.58% Worst quarter during years shown: 4th quarter, 2001 -- 0.56%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001




                                INSTITUTIONAL
                                   SHARES*
                                   --------
One Year ..........................3.85%
Five Years ........................5.09%
Ten Years .........................4.65%


----------

* Because no Select shares were outstanding for a full calendar year, average annual total return for Select shares is not included in the table. Performance for Select shares would be higher because it is not subject to the 0.10% shareholder servicing fee paid by Institutional shares.


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)



Maximum Sales Charge (Load) Imposed on Purchases
 (as a % of offering price) ...........................................None
Maximum Deferred Sales Charge (Load)
 (as a % of offering price) ...........................................None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                               INSTITUTIONAL                      SELECT
                                                                  SHARES                          SHARES
                                                          -----------------------         -----------------------
Management Fees .......................................                    0.25%                           0.25%
Distribution and/or Service (12b-1) Fees ..............                    0.00%                           0.00%
Other Expenses
   Shareholder Servicing Fee ..........................   0.10%                           0.00%
   Miscellaneous Expenses* ............................   0.11%                           0.11%
                                                          ----                            ----
                                                                           0.21%                           0.11%
                                                                           ----                            ----
Total Annual Fund Operating Expenses ..................                    0.46%                           0.36%
                                                                           ====                            ====
Management Fee Waiver/Expense Reimbursement* ..........                    0.17%                           0.17%
                                                                           ----                            ----
Net Expenses* .........................................                    0.29%                           0.19%
                                                                           ====                            ====



----------
* The fund and UBS PaineWebber(SM) have entered into a written management fee waiver/expense reimbursement agreement. UBS PaineWebber is contractually obligated to waive 0.10% of its management fees and to reimburse fund expenses through August 31, 2003 to the extent that each class's expenses otherwise would exceed the "Net Expenses" rate for that class as shown above. The fund has agreed to repay UBS PaineWebber for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates. (UBS PaineWebber is a service mark of UBS AG.)


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its management fee waiver/expense reimbursement agreement with UBS PaineWebber. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                       1 year   3 years   5 years   10 years
                                      -------- --------- --------- ---------
      Institutional shares ..........    $30      $130      $241      $563
      Select shares .................     19        98       185       439



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

The fund may invest to a limited extent in shares of similar money market funds that have like tax characteristics.


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6                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------



MANAGING YOUR FUND ACCOUNT


BUYING SHARES


The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the fund through its custodian.

The fund offers two separate classes of shares--Institutional shares and Select shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o UBS Global AM, the principal underwriter of the fund's shares, may, in its discretion, make Institutional shares or Select shares available to individuals or other entities.

o Institutional shares bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets attributable to Institutional shares for services that financial intermediaries (e.g. banks, trust companies, brokers and investment advisors) provide to the owners of Institutional shares.

o Generally, you may purchase Select shares only if you make an initial investment of $10,000,000 or more.

Investors purchasing $10 million or more of Institutional shares of the fund should consider whether Select shares are more appropriate, recognizing that Select shares may not offer the same client services.

You may buy shares through financial intermediaries which may be authorized to accept purchase orders on behalf of the fund. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares by calling the fund's transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.


You will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global AM, a financial intermediary or by calling the fund's transfer agent, PFPC Inc., toll-free at 1-888-547 FUND.


You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the fund's custodian, the fund's transfer agent and UBS Global AM are all open for business.

Orders to buy shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).

The fund reserves the right to advance the time by which orders to buy and sell its shares must be received


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UBS Global Asset Management                                                    7

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------


by the transfer agent. The fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, the fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") (formerly known as the Public Securities Association) recommends that the securities markets close early. Frequently, markets close early on the afternoon of a business day prior to a national holiday. Of course, if the fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether the fund intends to close early on a given day.



The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.


WIRE INSTRUCTIONS

Instruct your bank to transfer federal funds by wire to:



     To:   PNC Bank
           Philadelphia, PA
           ABA #0310-0005-3

    BNF:   Mutual Fund Services A/C 8614973575

     RE:   Purchase shares of UBS LIR Government
           Securities Fund

    FFC:   (Name of Account and Account Number)



A financial intermediary or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:


Institutional shares:
   To open an account ..............$1,000,000
   To add to an account ............None

Select shares:
   To open an account ..............$10,000,000
   To add to an account ............None


UBS Global AM may waive these minimums. The fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.

ELECTRONIC TRADE ENTRY

The fund may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your investment professional at your financial intermediary or the transfer agent at 1-888-547 FUND.


SELLING SHARES


You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each such financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent at 1-888-547 FUND and speaking with a representative.

Orders to sell shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time).


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




As noted above under "Buying Shares," the fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the bank account(s) that you designate.

Your bank account may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with a signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.


EXCHANGING SHARES


You may exchange Institutional shares or Select shares of the fund for Institutional shares of UBS LIR Money Market Fund, UBS LIR Treasury Securities Fund or UBS Select Money Market Fund. You also may exchange Institutional shares of the fund for Select shares of the fund, provided that you satisfy the $10,000,000 minimum investment requirement. UBS LIR Money Market Fund has a $1,000,000 minimum for initial purchases and no minimum for subsequent purchases. UBS LIR Treasury Securities Fund has a $250,000 minimum for initial purchases and no minimum for subsequent purchases. UBS Select Money Market Fund has a $10,000,000 minimum for initial purchases and a $100,000 minimum for subsequent purchases.

These minimums apply to initial and subsequent purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.

Exchange orders are accepted up until 2:30 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order with a financial intermediary, who is then responsible for sending the order to the transfer agent. You also can place an exchange order by calling the transfer agent at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------





previously mentioned deadline to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise the transfer agent may not be able to effect the exchange.



The fund may modify or terminate the exchange privilege at any time.



ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT


You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.


Financial intermediaries through which an investor purchases or holds shares may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the owners of Institutional shares will be lower than those on Select shares by the amount of the fees paid by the fund for shareholder services provided by the financial intermediary. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.


A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.


UBS Global AM (not the fund) also may pay fees to entities that make shares of the fund available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.


PRICING AND VALUATION


The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share is normally determined two times each business day at:

o noon (Eastern time) and

o 2:30 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even if it normally prices its shares more than once each business day.


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------



MANAGEMENT

INVESTMENT ADVISOR AND SUB-ADVISOR


UBS PaineWebber Inc. is the investment advisor and administrator of the fund. UBS Global Asset Management (US) Inc. ("UBS Global AM") is the fund's sub-advisor and sub-administrator and is the principal underwriter of its shares. UBS PaineWebber is located at 1285 Avenue of the Americas, New York, New York, 10019-6028, and UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114. UBS PaineWebber and UBS Global AM are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On July 31, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67 billion.


ADVISORY FEES


The fund paid advisory and administration fees to UBS PaineWebber for the most recent fiscal year ended April 30, 2002 at the contractual annual rate of 0.25% of average daily net assets.


OTHER INFORMATION


The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




DIVIDENDS AND TAXES

DIVIDENDS


The fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.


The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Institutional shares will be lower than dividends on Select shares because of the higher expenses borne by Institutional shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to a designated account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.


Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.


The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS


The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). Select shares were outstanding for only limited periods of time prior to May 23, 2001.

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-888-547 FUND.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS LIR Government Securities Fund
--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS



                                                                INSTITUTIONAL SHARES                              Select Shares
                                      ------------------------------------------------------------------------    FOR THE PERIOD
                                                           FOR THE YEARS ENDED APRIL 30,                          MAY 23, 2001+
                                      ------------------------------------------------------------------------     TO APRIL 30,
                                          2002           2001           2000           1999           1998             2002
                                      ------------   ------------   ------------   ------------   ------------   ---------------
Net asset value, beginning of
 period ...........................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00          $ 1.00
                                        -------        -------        -------        -------        -------          ------
Net investment income .............        0.026          0.059          0.051          0.049          0.052           0.024
Dividends from net investment
 income ...........................       (0.026)        (0.059)        (0.051)        (0.049)        (0.052)         (0.024)
                                        --------       --------       --------       --------       --------         -------
Net asset value, end of period.....     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00          $ 1.00
                                        =======        =======        =======        =======        =======          ======

Total investment return(1) ........        2.65%          6.02%          5.22%          5.04%          5.32%           2.38%
                                        =======        =======        =======        =======        =======          ======

Ratios/Supplemental Data:
Net assets, end of period
 (000's) ..........................     $173,626       $260,164       $121,897       $138,783       $100,140         $54,288
Expenses to average net assets,
 net of fee waivers/
 reimbursements from
 advisor ..........................        0.29%          0.29%          0.29%          0.28%          0.30%           0.19%*
Expenses to average net assets,
 before fee waivers/
 reimbursements from
 advisor ..........................        0.46%          0.38%          0.33%          0.33%          0.59%           0.36%*
Net investment income to
 average net assets, net of
 fee waivers/reimbursements
 from advisor .....................        2.70%          5.68%          5.10%          4.90%          5.21%           2.17%*
Net investment income to
 average net assets, before
 fee waivers/reimbursements
 from advisor .....................        2.53%          5.59%          5.06%          4.85%          4.91%           2.00%*



----------

+     Commencement of issuance.
*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TICKER SYMBOL:  Institutional Shares--
                UBS LIR Government
                Securities Fund:  LIGXX


If you want more information about the fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-547 FUND.


You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o  Free from the EDGAR Database on the SEC's Internet website at:
   http://www.sec.gov


Liquid Institutional Reserves
--UBS LIR Government Securities Fund
Investment Company Act File No. 811-06281

(Copyright)2002 UBS Global Asset Management (US) Inc.
All rights reserved.

S-936


[GRAPHIC OMITTED] [UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS LIR GOVERNMENT
SECURITIES FUND



PROSPECTUS



                                August 30, 2002